Consolidated income statements - USD ($) shares in Millions, $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement [line items]
Net sales		$ 12,956	$ 11,347	$ 25,367	$ 23,630
Other revenues		338	275	621	700
Cost of goods sold		(3,914)	(3,429)	(7,953)	(7,151)
Gross profit		9,380	8,193	18,035	17,179
Selling, general and administration		(3,754)	(3,368)	(7,283)	(6,854)
Research and development		(2,400)	(2,441)	(4,751)	(4,501)
Other income		769	432	1,108	693
Other expense		(516)	(464)	(1,215)	(1,421)
Operating income		3,479	2,352	5,894	5,096
Income from associated companies		239	183	495	306
Interest expense		(201)	(220)	(403)	(459)
Other financial income and expense		(11)	(27)	(30)	(34)
Income before taxes		3,506	2,288	5,956	4,909
Taxes		(611)	(421)	(1,002)	(869)
Net income		2,895	1,867	4,954	4,040
Attributable to
Shareholders of Novartis AG		2,896	1,867	4,955	4,043
Non-controlling interests		$ (1)	$ 0	$ (1)	$ (3)
Basic earnings per share [abstract]
Weighted average number of ordinary shares outstanding		2,243	2,289	2,248	2,281
Basic earnings per share	[1]	$ 1.29	$ 0.82	$ 2.20	$ 1.77
Diluted earnings per share [abstract]
Adjusted weighted average number of ordinary shares outstanding		2,258	2,304	2,263	2,299
Diluted earnings per share	[1]	$ 1.28	$ 0.81	$ 2.19	$ 1.76

[1]	Earnings per share (EPS) is calculated on the amount of net income attributable to shareholders of Novartis AG.